S000039730 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.47%	1.78%
Class P
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.63%	1.91%
Class P | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	1.55%	1.12%
Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	1.55%	1.12%
Class G Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.45%	2.63%	1.91%

[1]	Performance for class G shares prior to their inception (8/3/20) is derived from the historical performance of class P shares.